DEPOSITS AND OBLIGATIONS - Schedule of Time Deposits Classified by Maturity (Details) $ in Millions	Dec. 31, 2025 PEN (S/)	Dec. 31, 2025 BOB (Bs.)	Dec. 31, 2025 COP ($)	Dec. 31, 2024 PEN (S/)	Dec. 31, 2024 BOB (Bs.)	Dec. 31, 2024 COP ($)
Disclosure of deposits and obligations [Line Items]
Time deposits	S/ 40,362,433,000			S/ 44,116,438,000
Deposits and obligations	170,401,633,000			161,842,066,000
Fondo de Seguro de Depositos
Disclosure of deposits and obligations [Line Items]
Deposits and obligations	68,559,000,000			59,414,000,000
Maximum coverage per depositor	116,700			121,600
Fondo De Proteccin al Ahorrista
Disclosure of deposits and obligations [Line Items]
Deposits and obligations	673,300,000	Bs. 1,684,500,000		760,400,000	Bs. 1,385,600,000
Maximum coverage per depositor	62,163.8	Bs. 155,530.3		56,300.4	Bs. 102,593.9
Fondo de Garantia de las Instituciones Financieras
Disclosure of deposits and obligations [Line Items]
Deposits and obligations	56,000,000.0		$ 62,852.3	50,900,000		$ 59,612.9
Maximum coverage per depositor	44,550		$ 50.0	42,700		$ 50.0
Up to 3 months
Disclosure of deposits and obligations [Line Items]
Time deposits	27,618,567,000			27,772,950,000
From 3 months to 1 year
Disclosure of deposits and obligations [Line Items]
Time deposits	8,525,964,000			10,886,485,000
From 1 to 3 years
Disclosure of deposits and obligations [Line Items]
Time deposits	1,398,094,000			1,754,547,000
From 3 to 5 years
Disclosure of deposits and obligations [Line Items]
Time deposits	590,673,000			478,235,000
More than 5 years
Disclosure of deposits and obligations [Line Items]
Time deposits	S/ 2,229,135,000			S/ 3,224,221,000